Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Commitments and Contingencies [Line Items]
Lease renewal period, minimum	5 years		5 years
Lease renewal period, maximum	7 years		7 years
Operating lease agreement extension term	10 years		10 years
Operating lease agreement expiration period	2023		2023
Rent expense	$ 9.5	$ 6.9	$ 32.8	$ 23.6	$ 16.9
Contingent rents	0.1	0.1	0.5	0.5	0.3
Key Employees [Member]
Commitments and Contingencies [Line Items]
Maximum additional payments upon employee separation	$ 4.1		$ 3.8